Workers Compensation - Schedule of Activities in Liability for Unpaid Claims and Claims Adjustment Expenses (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustment of Opening Balance [Line Items]
Liability for unpaid claims and claims adjustment expenses at beginning of period	$ 58,610	$ 53,900	$ 42,732	$ 33,877
Plans acquired through business combinations		481	7,971
Incurred related to:
Current year	25,798	26,401	23,230	24,353
Prior years	(685)	(3,319)	(3,344)	2,146
Total incurred	25,113	23,082	19,886	26,499
Paid related to:
Current year	(3,289)	(8,055)	(6,778)	(9,338)
Prior years	(4,774)	(10,798)	(9,911)	(8,306)
Total paid	(8,063)	(18,853)	(16,689)	(17,644)
Liability for unpaid claims and claims adjustment expenses at end of period	75,660	58,610	53,900	42,732
Other premiums and collateral liabilities	15,572	10,152	691	177
Total workers compensation liabilities at end of period	91,232	68,762	54,591	42,909
Current portion included in worksite employer-related liability	34,979	23,453	15,264	15,372
Long term portion	56,253	45,309	39,327	27,537
Total workers compensation liabilities at end of period	$ 91,232	$ 68,762	$ 54,591	$ 42,909